Convertible Debentures - Schedule of Debentures Deferred Financing Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Accretion of debt discount		$ (25,175)
Financing costs		(1,746)
Foreign exchange loss on debenture		(4,217)
Financing costs, total		$ (31,138)